DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P Dividend Aristocrats Screened ETF
May 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.0%
Communication Services
— 3.3%
Verizon Communications, Inc.
(Cost $168,782)
4,257 187,138
Consumer Discretionary
— 3.2%
Best Buy Co., Inc.
1,434 95,046
Lowe's Cos., Inc.
184 41,534
NIKE, Inc., Class B
748 45,321
(Cost $202,664)
181,901
Consumer Staples — 16.6%
Archer-Daniels-Midland Co.
1,811 87,417
Church & Dwight Co., Inc.
254 24,971
Clorox Co.
466 61,456
Coca-Cola Co.
1,149 82,843
Colgate-Palmolive Co.
576 53,534
Costco Wholesale Corp.
12 12,482
Hormel Foods Corp.
2,871 88,082
J M Smucker Co.
908 102,250
Kimberly-Clark Corp.
694 99,769
McCormick & Co., Inc.
823 59,857
PepsiCo, Inc.
589 77,424
Procter & Gamble Co.
347 58,952
Sysco Corp.
883 64,459
Target Corp.
629 59,132
Walmart, Inc.
217 21,422
(Cost $1,001,478)
954,050
Energy — 3.7%
Chevron Corp.
834 114,008
Exxon Mobil Corp.
878 89,820
Texas Pacific Land Corp.
10 11,140
(Cost $239,056)
214,968
Financials — 8.5%
Aflac, Inc.
534 55,290
Assurant, Inc.
191 38,769
Chubb Ltd.
123 36,556
FactSet Research Systems, Inc.
46 21,080
Franklin Resources, Inc.
8,162 176,626
Jack Henry & Associates, Inc.
180 32,610
RenaissanceRe Holdings Ltd.
61 15,215
S&P Global, Inc.
36 18,463
T. Rowe Price Group, Inc.
985 92,186
(Cost $473,985)
486,795
Health Care — 6.5%
Abbott Laboratories
419 55,970
AbbVie, Inc.
622 115,760
Becton Dickinson & Co.
208 35,899
Cardinal Health, Inc.
323 49,884
Cencora , Inc.
91 26,503
Number
of Shares Value $
Medtronic PLC
1,016 84,308
West Pharmaceutical Services,
Inc.
19 4,006
(Cost $330,992)
372,330
Industrials — 16.5%
ABM Industries, Inc.
944 49,702
Automatic Data Processing, Inc.
177 57,619
C.H. Robinson Worldwide, Inc.
606 58,158
Carlisle Cos., Inc.
61 23,191
Caterpillar, Inc.
105 36,543
Cintas Corp.
102 23,103
CSX Corp.
1,114 35,191
Donaldson Co., Inc.
560 38,948
Dover Corp.
143 25,418
Emerson Electric Co.
346 41,305
Expeditors International of
Washington, Inc.
312 35,172
Franklin Electric Co., Inc.
256 22,116
Illinois Tool Works, Inc.
231 56,613
JB Hunt Transport Services, Inc.
155 21,522
Lincoln Electric Holdings, Inc.
205 39,686
MSA Safety, Inc.
178 29,009
Pentair PLC
237 23,506
Republic Services, Inc.
128 32,933
Robert Half, Inc.
1,185 54,261
Ryder System, Inc.
311 45,757
Stanley Black & Decker, Inc.
1,496 97,883
Toro Co.
578 43,801
W.W. Grainger, Inc.
16 17,401
Waste Management, Inc.
166 40,001
(Cost $909,424)
948,839
Information Technology — 5.5%
Analog Devices, Inc.
207 44,294
Badger Meter, Inc.
65 16,134
Microchip Technology, Inc.
1,544 89,613
Microsoft Corp.
44 20,256
QUALCOMM, Inc.
340 49,368
Roper Technologies, Inc.
29 16,538
Texas Instruments, Inc.
421 76,980
(Cost $296,680)
313,183
Materials — 10.1%
Air Products and Chemicals, Inc.
204 56,898
Albemarle Corp.
656 36,578
Amcor PLC
13,450 122,529
AptarGroup, Inc.
179 28,354
Ecolab, Inc.
114 30,281
HB Fuller Co.
531 29,640
Linde PLC
74 34,601
Nucor Corp.
404 44,181
PPG Industries, Inc.
471 52,187
Royal Gold, Inc.
201 35,802

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P Dividend Aristocrats Screened ETF
(Continued)
May 31, 2025 (Unaudited)
Number
of Shares Value $
Sherwin-Williams Co.
59 21,170
Sonoco Products Co.
1,979 90,124
(Cost $631,592)
582,345
Real Estate — 6.8%
Equity LifeStyle Properties, Inc.
REIT
1,045 66,431
Essex Property Trust, Inc. REIT
322 91,416
Federal Realty Investment Trust
REIT
923 88,128
Realty Income Corp. REIT
2,550 144,381
(Cost $378,402)
390,356
Utilities — 18.3%
American States Water Co.
556 43,852
California Water Service Group
877 41,438
Consolidated Edison, Inc.
946 98,848
Edison International
1,739 96,775
Essential Utilities, Inc.
2,431 93,667
Eversource Energy
2,278 147,637
National Fuel Gas Co.
1,163 95,994
New Jersey Resources Corp.
1,243 57,041
NextEra Energy, Inc.
1,066 75,302
Number
of Shares Value $
ONE Gas, Inc.
1,021 76,330
Spire, Inc.
968 72,871
UGI Corp.
4,155 149,829
(Cost $939,574)
1,049,584
TOTAL COMMON STOCKS
(Cost $5,572,629)
5,681,489
EXCHANGE-TRADED FUNDS
— 0.4%
ProShares S&P 500 Dividend
Aristocrats ETF
75 7,528
Xtrackers S&P 500 Scored &
Screened ETF (a)
350 18,351
(Cost $24,399)
25,879
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
4.26% (b)
(Cost $15,208)
15,208 15,208
TOTAL INVESTMENTS — 99.7%
(Cost $5,612,236)
5,722,576
Other assets and liabilities,
net — 0.3%
16,934
NET ASSETS — 100.0%
5,739,510
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2025 is as follows:
Value ($) at
8/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2025
Value ($) at
5/31/2025
EXCHANGE-TRADED FUNDS — 0.3%
Xtrackers S&P 500 Scored & Screened ETF (a)
— 70,572 (52,104) (1,240) 1,123 141 — 350 18,351
Xtrackers S&P 500 Value Scored & Screened ETF (a)
— 4,975 (4,704) (271) — 33 — — —
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 4.26% (b)
2,341 193,062 (180,195) — — 174 — 15,208 15,208
2,341 268,609 (237,003) (1,511) 1,123 348 — 15,558 33,559
(a)
Affiliated fund advised by DBX Advisors LLC.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P Dividend Aristocrats Screened ETF
(Continued)
May 31, 2025 (Unaudited)
At May 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
SNPD-PH3
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-Mini S&P 500 Index
USD 1 29,476 29,580 6/20/2025 104
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 5,681,489 $ — $ — $ 5,681,489
Exchange-Traded Funds
25,879 — — 25,879
Short-Term Investments (a)
15,208 — — 15,208
Derivatives (b)
Futures Contracts
104 — — 104
TOTAL
$ 5,722,680 $ — $ — $ 5,722,680
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.